United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Tax Free Instruments Trust

Portfolio of Investments

December 31, 2008 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS—98.5%[1]
		Alabama--2.0%
$6,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	$6,000,000
18,950,000		Parrish, AL IDB, PCR (Series 1994A) Daily VRDNs (Alabama Power Co.), 1.150%, 1/2/2009	18,950,000
2,300,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.950%, 1/7/2009	2,300,000
33,180,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wachovia Bank N.A. LOC), 1.700%, 1/1/2009	33,180,000
17,930,000	[2,3]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.150%, 1/1/2009	17,930,000
9,650,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.050%, 1/7/2009	9,650,000
		TOTAL	88,010,000
		Alaska--2.4%
25,795,000		Alaska State Housing Finance Corp., (Series 2001B) Weekly VRDNs, 2.000%, 1/1/2009	25,795,000
8,580,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 1.250%, 1/1/2009	8,580,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.400%, 1/7/2009	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.850%, 1/7/2009	17,500,000
11,400,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP PLC), 1.100%, 1/2/2009	11,400,000
		TOTAL	105,875,000
		Arizona--0.7%
480,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 1/1/2009	480,000
3,500,000		Arizona Health Facilities Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.700%, 1/7/2009	3,500,000
1,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 1.300%, 1/1/2009	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.300%, 1/2/2009	6,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.300%, 1/1/2009	14,000,000
4,000,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/ (Assured Guaranty Corp. INS)/(RBC Bank (USA) LIQ), 1.000%, 1/7/2009	4,000,000
		TOTAL	28,980,000
		California--5.1%
14,000,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 1/1/2009	14,000,000
8,000,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.800%, 1/1/2009	8,000,000
15,000,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.750%, 1/1/2009	15,000,000
24,550,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.850%, 1/1/2009	24,550,000
10,000,000		California State, GO Tax Exempt Notes, 8.00% CP, Mandatory Tender 1/6/2009	10,000,000
25,000,000		California State, GO Tax Exempt Notes, 8.00% CP, Mandatory Tender 1/7/2009	25,000,000
22,100,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 1.300%, 1/1/2009	22,100,000
7,275,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	7,322,169
26,430,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 1.020%, 1/1/2009	26,430,000
77,440,000		Southern California Public Power Authority (Southern Transmission System), (Series 2000A) (Subordinate Lien Bonds) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 3.000%, 1/7/2009	77,440,000
		TOTAL	229,842,169
		Colorado--1.3%
1,895,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 1/1/2009	1,895,000
440,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.650%, 1/1/2009	440,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (FSA INS)/ (JPMorgan Chase Bank, N.A. LIQ), 1.900%, 1/1/2009	6,250,000
700,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 2.450%, 1/1/2009	700,000
25,000,000		Denver, CO City & County Department of Aviation, (Subseries 2008C3) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 1.000%, 1/7/2009	25,000,000
3,085,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 1.280%, 1/1/2009	3,085,000
21,435,000	[2,3]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.250%, 1/1/2009	21,435,000
		TOTAL	58,805,000
		Connecticut --1.3%
4,000,000		Connecticut Development Authority, (Series 1999), 1.10% CP (New England Power Co.), Mandatory Tender 3/5/2009	4,000,000
3,000,000		Connecticut Development Authority, (Series 1999), 1.25% CP (New England Power Co.), Mandatory Tender 2/12/2009	3,000,000
4,700,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 0.600%, 1/7/2009	4,700,000
11,520,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.600%, 1/7/2009	11,520,000
5,950,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.600%, 1/7/2009	5,950,000
5,700,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 0.600%, 1/7/2009	5,700,000
6,000,000		Easton, CT, 3.25% BANs, 11/6/2009	6,049,661
10,000,000		New Haven, CT, 4.50% BANs, 3/17/2009	10,026,534
2,700,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	2,721,657
5,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	5,072,228
		TOTAL	58,740,080
		Delaware--2.6%
66,975,000		Delaware EDA, (Series 1985B) Weekly VRDNs (Hospital Billing & Collection Service Ltd.)/ (JPMorgan Chase Bank, N.A. LOC), 0.870%, 1/7/2009	66,975,000
50,000,000		Delaware EDA, (Series B) Daily VRDNs (Motiva Enterprises LLC), 1.300%, 1/2/2009	50,000,000
		TOTAL	116,975,000
		District of Columbia--0.2%
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	8,330,000
		Florida--5.8%
7,450,000		Alachua County, FL Health Facilities Authority, (Series A) Daily VRDNs (Shands Teaching Hospital and Clinics, Inc.)/(SunTrust Bank LOC), 1.100%, 1/2/2009	7,450,000
10,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	10,080,758
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2008-5) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.300%, 1/1/2009	7,630,000
5,020,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.750%, 1/2/2009	5,020,000
16,725,000		Florida Local Government Finance Commission, (Series A), 2.00% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/9/2009	16,725,000
10,050,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 1.100%, 1/2/2009	10,050,000
5,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 2.600%, 1/7/2009	5,500,000
10,000,000		Highlands County, FL Health Facilities Authority, (Series 2008B-1) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(SunTrust Bank LOC), 1.350%, 1/1/2009	10,000,000
75,000		JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America N.A. LIQ), 1.150%, 1/2/2009	75,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 3.000%, 1/1/2009	3,800,000
11,400,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.850%, 1/7/2009	11,400,000
9,300,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/ (Key Bank, N.A. LOC), 2.150%, 1/1/2009	9,300,000
40,600,000	[2,3]	Miami-Dade County, FL, Solar Eclipse (Series 2007-0045) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.150%, 1/2/2009	40,600,000
16,220,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.850%, 1/7/2009	16,220,000
32,565,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.500%, 1/1/2009	32,565,000
10,000,000		Orlando, FL Utilities Commission, Revenue Refunding Bonds (Series 2004), 5.25% Bonds, 7/1/2009	10,164,747
27,890,000		Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 1.100%, 1/2/2009	27,890,000
9,610,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.750%, 1/7/2009	9,610,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.750%, 1/2/2009	10,000,000
14,695,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.850%, 1/7/2009	14,695,000
		TOTAL	258,775,505
		Georgia --2.6%
10,500,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 1.400%, 1/1/2009	10,500,000
3,500,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 1.350%, 1/2/2009	3,500,000
4,150,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.270%, 1/1/2009	4,150,000
9,600,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 1/1/2009	9,600,000
6,000,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.800%, 1/7/2009	6,000,000
75,855,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 1/7/2009	75,855,000
2,080,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 1.280%, 1/1/2009	2,080,000
4,430,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 2.150%, 1/2/2009	4,430,000
		TOTAL	116,115,000
		Hawaii--0.1%
4,265,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.200%, 1/1/2009	4,265,000
		Idaho--0.8%
25,000,000	[2,3]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	25,000,849
10,000,000		Idaho State, 3.00% TANs, 6/30/2009	10,062,011
		TOTAL	35,062,860
		Illinois--4.3%
4,185,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.300%, 1/1/2009	4,185,000
13,900,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 1.500%, 1/1/2009	13,900,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 1.150%, 1/7/2009	1,000,000
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/ (JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.800%, 1/7/2009	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 1/1/2009	5,100,000
30,510,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.250%, 1/7/2009	30,510,000
5,050,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/ (Northern Trust Co., Chicago, IL LOC), 0.850%, 1/1/2009	5,050,000
10,500,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Resurrection Health Care Corp.)/ (Bank of America N.A. LOC), 0.650%, 1/7/2009	10,500,000
5,055,000		Illinois Finance Authority, (Series A-2), 1.90% TOBs (Advocate Health Care Network), Mandatory Tender 2/5/2009	5,055,000
20,230,000		Illinois Finance Authority, (Series 2005) Weekly VRDNs (Alexian Brothers Health System)/ (FSA INS)/(Harris, N.A. LIQ), 1.500%, 1/1/2009	20,230,000
15,675,000		Illinois Health Facilities Authority Daily VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 1.150%, 1/2/2009	15,675,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 1/1/2009	20,000,000
8,280,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 1/1/2009	8,280,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.700%, 1/1/2009	20,775,000
5,700,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.800%, 1/7/2009	5,700,000
3,440,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 2.250%, 1/1/2009	3,440,000
8,695,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.050%, 1/7/2009	8,695,000
5,195,000		Romeoville, IL, (Series 2006) Daily VRDNs (Lewis University)/(JPMorgan Chase Bank, N.A. LOC), 1.150%, 1/2/2009	5,195,000
665,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 2.200%, 1/1/2009	665,000
		TOTAL	193,655,000
		Indiana--2.3%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.350%, 1/1/2009	8,850,000
590,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 1.550%, 1/1/2009	590,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.350%, 1/1/2009	9,500,000
1,185,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 1.550%, 1/1/2009	1,185,000
12,500,000		Indiana Finance Authority, (Series 2008C) Weekly VRDNs (Clarian Health Partners, Inc.)/ (Bank of New York LOC), 1.010%, 1/7/2009	12,500,000
10,945,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.750%, 1/2/2009	10,945,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.000%, 1/7/2009	3,100,000
5,500,000		Indiana Port Commission, (Series 2000) Weekly VRDNs (Kosmos Cement Co.)/(Wachovia Bank N.A. LOC), 1.400%, 1/7/2009	5,500,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.950%, 1/7/2009	3,250,000
5,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008F) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.850%, 1/1/2009	5,000,000
5,250,000		Indiana State Finance Authority (Health System Bonds), (Series 2008G) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(Bank of New York LOC), 0.850%, 1/1/2009	5,250,000
1,410,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.450%, 1/7/2009	1,410,000
30,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Subseries 2008C-2) Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 1/7/2009	30,000,000
4,310,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 2.150%, 1/1/2009	4,310,000
		TOTAL	101,390,000
		Iowa--1.2%
605,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 1.380%, 1/1/2009	605,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/ (Marshall & Ilsley Bank, Milwaukee LOC), 1.900%, 1/1/2009	27,685,000
23,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/ (Northern Trust Co., Chicago, IL LOC), 1.330%, 1/1/2009	23,000,000
		TOTAL	51,290,000
		Kansas--0.4%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.350%, 1/1/2009	6,000,000
12,615,000		Olathe, KS, 2.50% BANs, 12/1/2009	12,615,000
		TOTAL	18,615,000
		Kentucky--0.4%
12,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 1.400%, 1/1/2009	12,000,000
3,040,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 2.050%, 1/1/2009	3,040,000
2,900,000		Jefferson County, KY, (Series 2002A) Weekly VRDNs (ULH, Inc.-University of Louisville)/ (Regions Bank, Alabama LOC), 1.550%, 1/1/2009	2,900,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 1.380%, 1/1/2009	100,000
		TOTAL	18,040,000
		Louisiana--5.6%
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 1.670%, 1/1/2009	3,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District, (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland NV, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
52,100,000		Louisiana Local Government Environmental Facilities Community Development Authority Weekly VRDNs (Shreveport Utility System)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.400%, 1/1/2009	52,100,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 0.900%, 1/7/2009	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 1.330%, 1/1/2009	11,520,000
20,000,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 1.500%, 1/2/2009	20,000,000
68,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 1.150%, 1/2/2009	68,200,000
2,865,000		Louisiana Public Facilities Authority, (Series 1996) Weekly VRDNs (Gulf Breeze Hotel)/ (Regions Bank, Alabama LOC), 1.400%, 1/7/2009	2,865,000
20,810,000		Louisiana Public Facilities Authority, (Series 2004) Weekly VRDNs (Tiger Athletic Foundation) /(Regions Bank, Alabama LOC), 1.600%, 1/1/2009	20,810,000
6,250,000		Louisiana Public Facilities Authority, (Series 2008D-2) Weekly VRDNs (Christus Health System)/(Bank of Nova Scotia, Toronto LOC), 0.750%, 1/7/2009	6,250,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 1.550%, 1/1/2009	30,575,000
		TOTAL	252,320,000
		Maine--0.2%
7,875,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 1.400%, 1/1/2009	7,875,000
		Maryland--0.1%
3,951,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.300%, 1/6/2009	3,951,500
		Massachusetts--3.4%
11,500,000		Commonwealth of Massachusetts, (Series B), 4.00% RANs, 4/30/2009	11,566,628
15,000,000		Commonwealth of Massachusetts, 3.00% BANs, 3/5/2009	15,057,306
8,500,000		Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/21/2009	8,515,819
4,100,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 1.250%, 1/1/2009	4,100,000
7,695,000	[2,3]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.250%, 1/1/2009	7,695,000
7,100,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 1.000%, 1/1/2009	7,100,000
17,000,000		Massachusetts IFA, (Series 1992B), 1.80% CP (New England Power Co.), Mandatory Tender 1/8/2009	17,000,000
12,000,000		Massachusetts School Building Authority, (Series A), 1.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 1/15/2009	12,000,000
2,200,000	[2,3]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.850%, 1/1/2009	2,200,000
5,045,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.300%, 1/7/2009	5,045,000
11,300,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 1.600%, 1/1/2009	11,300,000
8,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.060%, 1/7/2009	8,000,000
6,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 1.370%, 1/1/2009	6,200,000
35,000,000		Massachusetts State Development Finance Agency, AUSTIN (Series 2007-334) Weekly VRDNs (Newbridge on the Charles)/(Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.360%, 1/1/2009	35,000,000
		TOTAL	150,779,753
		Michigan--0.7%
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 1.500%, 1/1/2009	1,695,000
30,000,000		Michigan State, 3.00% RANs, 9/30/2009	30,208,703
		TOTAL	31,903,703
		Minnesota --0.1%
470,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 1.380%, 1/1/2009	470,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 1.350%, 1/1/2009	5,900,000
		TOTAL	6,370,000
		Mississippi--0.3%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 1/1/2009	10,000,000
5,360,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 1.600%, 1/1/2009	5,360,000
		TOTAL	15,360,000
		Missouri--2.7%
660,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.280%, 1/1/2009	660,000
14,185,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Citibank NA, New York LIQ), 1.750%, 1/7/2009	14,185,000
14,100,000		Missouri State HEFA, (Series 2005D-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 1/7/2009	14,100,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.730%, 1/7/2009	25,000,000
23,000,000		Missouri State HEFA, (Subseries 2005A-2) Weekly VRDNs (SSM Healthcare)/(FSA INS)/ (Dexia Credit Local LIQ), 3.250%, 1/7/2009	23,000,000
19,110,300		Missouri State Housing Development Commission, 1.85% TOBs (Rabobank Nederland NV, Utrecht INV), Mandatory Tender 8/1/2009	19,110,300
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 1.050%, 1/7/2009	4,300,000
19,610,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.250%, 1/1/2009	19,610,000
		TOTAL	119,965,300
		Multi State--1.3%
4,350,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.550%, 1/1/2009	4,350,000
7,525,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2007-50) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 1.300%, 1/1/2009	7,525,000
24,830,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/ (GTD by FHLMC)/(FHLMC LIQ), 1.400%, 1/1/2009	24,830,000
20,460,000		Missouri-Illinois Metropolitan District Bi-State Development Agency, (Series 2002A) Weekly VRDNs (Metrolink Cross County Extension)/(FSA INS)/(GTD by WestLB AG LIQ), 6.000%, 1/7/2009	20,460,000
		TOTAL	57,165,000
		Nebraska --0.1%
1,570,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 1.370%, 1/1/2009	1,570,000
245,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.380%, 1/1/2009	245,000
145,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/(JPMorgan Chase Bank, N.A. LOC), 1.230%, 1/1/2009	145,000
		TOTAL	1,960,000
		Nevada--2.1%
25,000,000		Clark County, NV Airport System, (Series 2008F), 3.00% BANs, 7/1/2009	25,128,168
30,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008B-1) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.900%, 1/7/2009	30,000,000
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wuerttemberg LOC), 0.850%, 1/7/2009	9,000,000
7,400,000		Clark County, NV School District, (Series 2001A) Daily VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 1.150%, 1/2/2009	7,400,000
21,605,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 1.000%, 1/7/2009	21,605,000
		TOTAL	93,133,168
		New Jersey--3.0%
9,347,000		Berkeley Township, NJ, 3.50% BANs, 11/19/2009	9,427,370
5,700,000		Bernards Township, NJ, 3.50% BANs, 10/29/2009	5,757,457
4,300,000		Carteret, NJ, 3.50% BANs, 10/23/2009	4,333,885
9,200,000		Cherry Hill, NJ, 3.50% BANs, 10/20/2009	9,289,518
5,755,000		East Rutherford Borough, NJ, 2.50% BANs, 11/13/2009	5,776,923
9,770,192		Mount Holly Township, NJ, (Series 2008C), 3.75% BANs, 11/17/2009	9,811,592
4,660,000		Neptune Township, NJ, 3.50% BANs, 11/6/2009	4,679,146
2,255,000		New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.170%, 1/1/2009	2,255,000
10,885,000	[2,3]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2805) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 1.450%, 1/1/2009	10,885,000
5,000,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	5,029,923
10,000,000		Passaic County, NJ, 2.25% BANs, 5/13/2009	10,008,848
12,525,000		Robbinsville Township, NJ, 2.75% BANs, 9/24/2009	12,578,544
8,000,000		Salem County, NJ PCFA, (Series 2003 B-2) Weekly VRDNs (Public Service Electric & Gas Co.)/(Bank of Nova Scotia, Toronto LOC), 0.750%, 1/7/2009	8,000,000
5,000,000		Secaucus, NJ, 3.00% BANs, 1/16/2009	5,000,598
6,580,000		Somers Point, NJ, (Series 2008A), 2.75% BANs, 7/1/2009	6,602,674
9,180,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 1.180%, 1/1/2009	9,180,000
1,898,000		West Orange Township, NJ, 3.50% BANs, 11/30/2009	1,923,972
3,907,000		Wharton Borough, NJ, 4.50% BANs, 10/23/2009	3,922,157
9,140,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	9,176,019
		TOTAL	133,638,626
		New Mexico--0.3%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.380%, 1/1/2009	2,000,000
11,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 1.000%, 1/7/2009	11,000,000
		TOTAL	13,000,000
		New York--2.8%
7,500,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	7,523,453
16,500,000		Homer, NY CSD, 2.75% BANs, 8/14/2009	16,574,760
27,000,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.700%, 1/7/2009	27,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
5,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	5,000,000
17,400,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008D) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 1/7/2009	17,400,000
2,590,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.700%, 1/7/2009	2,590,000
9,600,000		New York State HFA Weekly VRDNs (Riverdale Ave. Apartments - A)/(Bank of America N.A. LOC), 1.150%, 1/7/2009	9,600,000
30,000,000		Syracuse, NY, (Series 2008), 2.75% RANs, 6/30/2009	30,102,122
		TOTAL	125,790,335
		North Carolina--6.0%
20,000,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 5.800%, 1/1/2009	20,000,000
5,562,000		Charlotte, NC, (Series 2005), 1.80% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	5,562,000
5,536,000		Charlotte, NC, (Series 2005), 1.85% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	5,536,000
7,000,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	7,000,000
2,582,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/30/2009	2,582,000
2,897,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.95% CP (Wachovia Bank N.A. LOC), Mandatory Tender 2/19/2009	2,897,000
2,709,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/15/2009	2,709,000
2,430,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	2,430,000
6,500,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.400%, 1/1/2009	6,500,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 1.200%, 1/1/2009	5,000,000
6,495,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	6,495,000
10,585,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 2.010%, 1/1/2009	10,585,000
3,950,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	3,950,000
5,900,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	5,900,000
16,650,000		North Carolina Medical Care Commission, (Series 1996) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 2.000%, 1/1/2009	16,650,000
4,295,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	4,295,000
4,305,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 1.250%, 1/1/2009	4,305,000
88,110,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 1.650%, 1/7/2009	88,110,000
7,870,000		North Carolina Medical Care Commission, (Series 2008A) Weekly VRDNs (Wake Forest University Health Sciences)/(Branch Banking & Trust Co. LOC), 1.150%, 1/1/2009	7,870,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	5,000,000
41,940,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 2.000%, 1/2/2009	41,940,000
15,150,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.250%, 1/1/2009	15,150,000
		TOTAL	270,466,000
		Ohio--3.7%
9,620,000		Allen County, OH, (Series 2008C) Daily VRDNs (Catholic Healthcare Partners)/(Wachovia Bank N.A. LOC), 1.350%, 1/2/2009	9,620,000
5,900,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children's Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 1.350%, 1/2/2009	5,900,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/ (Societe Generale, Paris LIQ), 1.400%, 1/7/2009	8,000,000
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 1.850%, 1/1/2009	5,900,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 2.250%, 1/1/2009	2,500,000
11,000,000		Franklin County, OH Hospital Facility Authority, (Series G) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.050%, 1/1/2009	11,000,000
11,840,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 1.650%, 1/1/2009	11,840,000
9,500,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Citizens Bank of Pennsylvania LOC), 1.500%, 1/1/2009	9,500,000
20,000,000		Hancock County, OH , (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 4.750%, 1/1/2009	20,000,000
6,415,000		Lucas County, OH, (Series 2002) Weekly VRDNs (Toledo Zoological Society)/(Fifth Third Bank, Cincinnati LOC), 2.750%, 1/2/2009	6,415,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.350%, 1/7/2009	13,565,000
10,990,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 1.260%, 1/1/2009	10,990,000
30,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 1.250%, 1/7/2009	30,000,000
15,125,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 1.750%, 1/1/2009	15,125,000
4,965,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 1.650%, 1/1/2009	4,965,000
		TOTAL	165,320,000
		Oklahoma--0.4%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.930%, 1/7/2009	19,200,000
		Oregon--1.2%
25,175,000		Medford, OR Hospital Facilities Authority, (Series 2008) Weekly VRDNs (Asante Health System)/(Bank of America N.A. LOC), 0.650%, 1/7/2009	25,175,000
17,500,000		Oregon State, (Series 2008A), 3.00% TANs, 6/30/2009	17,610,250
12,000,000		Port of Portland, OR Airport, (Subseries 18B) Weekly VRDNs (Portland International Airport)/ (Lloyds TSB Bank PLC, London LOC), 0.700%, 1/7/2009	12,000,000
		TOTAL	54,785,250
		Pennsylvania--4.5%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.250%, 1/2/2009	5,000,000
7,785,000	[2,3]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.130%, 1/1/2009	7,785,000
500,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 1.080%, 1/1/2009	500,000
15,600,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	15,600,000
34,900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series C of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 1.350%, 1/2/2009	34,900,000
19,200,000		Philadelphia, PA School District, (Series 2008 B-2) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.000%, 1/1/2009	19,200,000
47,200,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 3.630%, 1/1/2009	47,200,000
71,225,000		Pittsburgh, PA Water & Sewer Authority, (Series D-2 of 2008) (First Lien Bonds) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.200%, 1/1/2009	71,225,000
		TOTAL	201,410,000
		Puerto Rico--0.2%
10,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	10,077,163
		Rhode Island--0.9%
5,075,000		Rhode Island State Health and Educational Building Corp., (Series 2008A) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 1.200%, 1/1/2009	5,075,000
3,955,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 1.200%, 1/1/2009	3,955,000
31,000,000		Rhode Island State and Providence Plantations, (Fiscal Year 2009 #R-1), 3.50% TANs, 6/30/2009	31,196,914
		TOTAL	40,226,914
		South Carolina--2.7%
8,145,000		Greenville, SC Hospital System, (Series A), 3.00% Bonds, 5/1/2009	8,173,229
8,165,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Regions Bank, Alabama LOC), 1.850%, 1/1/2009	8,165,000
2,500,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 1.250%, 1/1/2009	2,500,000
2,300,000		South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 1/1/2009	2,300,000
9,380,000	[2,3]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	9,380,719
92,010,000		South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B-3) Weekly VRDNs (Wachovia Bank N.A. LOC), 1.350%, 1/7/2009	92,010,000
		TOTAL	122,528,948
		South Dakota--0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.350%, 1/1/2009	1,000,000
		Tennessee--0.7%
2,300,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.750%, 1/1/2009	2,300,000
4,995,000		Metropolitan Government Nashville & Davidson County, TN HEFA Weekly VRDNs (Belmont University)/(SunTrust Bank LOC), 0.800%, 1/7/2009	4,995,000
10,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 1.400%, 1/1/2009	10,000,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp. Gas Project 2006A, (PT-3907) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.790%, 1/1/2009	15,000,000
		TOTAL	32,295,000
		Texas--13.4%
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.930%, 1/7/2009	14,500,000
28,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 2.100%, 1/1/2009	28,500,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 2.250%	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.400%, 1/1/2009	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/ (Citibank NA, New York LOC), 1.400%, 1/1/2009	25,000,000
64,400,000		Harris County, TX HFDC, (Series 2005 A-3) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	64,400,000
19,400,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/ (Bank of America N.A., JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.000%, 1/1/2009	19,400,000
55,600,000		Harris County, TX HFDC, (Series 2008B) Weekly VRDNs (St. Luke's Episcopal Hospital)/ (Bank of America N.A., JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 1.750%, 1/1/2009	55,600,000
16,200,000		Harris County, TX HFDC, (Subseries 2005 A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	16,200,000
21,500,000		Harris County, TX HFDC, (Subseries 2005 A-4) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.150%, 1/2/2009	21,500,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.593%, 1/7/2009	955,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.750%, 1/1/2009	6,525,000
20,000,000		Houston, TX, (Series F), 1.73% CP, Mandatory Tender 1/15/2009	20,000,000
5,000,000		Houston, TX, (Series G), 3.00% CP, Mandatory Tender 1/15/2009	5,000,000
53,825,000		North Central Texas HFDC, (Series 2006B) Weekly VRDNs (Baylor Health Care System)/ (FSA INS)/(Bank of New York LIQ), 0.900%, 1/7/2009	53,825,000
2,925,000	[2,3]	North Texas Municipal Water District, PUTTERs (Series 2488) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.700%, 1/1/2009	2,925,000
19,900,000		San Antonio, TX Electric & Gas System, (Series 2003) Weekly VRDNs (Bank of America N.A. LIQ), 0.800%, 1/7/2009	19,900,000
7,000,000	[2,3]	San Antonio, TX ISD, (PT-1184) Weekly VRDNs (GTD by Texas PSFG)/(Merrill Lynch & Co., Inc. LIQ), 1.770%, 1/1/2009	7,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4246) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.840%, 1/1/2009	20,000,000
33,750,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, (PT-4281) Weekly VRDNs (GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 1.840%, 1/1/2009	33,750,000
35,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE) Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 1.420%, 1/1/2009	35,000,000
20,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10015CE) Weekly VRDNs (GTD by Citigroup, Inc.), 1.420%, 1/1/2009	20,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 1/1/2009	15,000,000
4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 1.200%, 1/1/2009	4,695,000
8,400,000	[2,3]	Texas State Transportation Commission, PUTTERs (Series 2615) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 1/1/2009	8,400,000
94,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	94,835,858
		TOTAL	598,515,858
		Utah--0.7%
8,570,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 1.150%, 1/2/2009	8,570,000
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(J.P. Morgan Chase & Co. LIQ), 1.200%, 1/1/2009	12,500,000
7,425,000	[2,3]	Utah State Transit Authority, (PT-4320) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.530%, 1/1/2009	7,425,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 1.350%, 1/1/2009	2,600,000
		TOTAL	31,095,000
		Vermont--0.2%
9,115,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care Inc.)/(TD Banknorth N.A. LOC), 0.680%, 1/7/2009	9,115,000
		Virginia--1.8%
6,000,000		Albemarle County, VA EDA, (Series 2008) Weekly VRDNs (St. Anne's-Belfield, Inc.)/ (SunTrust Bank LOC), 0.850%, 1/7/2009	6,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.150%, 1/1/2009	3,300,000
26,000,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(Wachovia Bank N.A. LIQ), 0.900%, 1/2/2009	26,000,000
46,230,000		Russell County, VA IDA, (Series 2008B) Weekly VRDNs (Mountain States Health Alliance)/ (Regions Bank, Alabama LOC), 1.650%, 1/7/2009	46,230,000
		TOTAL	81,530,000
		Washington--2.1%
19,175,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-D-3-1: Project No. 3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 1/7/2009	19,175,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 1.250%, 1/1/2009	2,600,000
19,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 1.250%, 1/1/2009	19,000,000
11,500,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 1.850%, 1/1/2009	11,500,000
9,720,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	9,720,000
5,000,000		Snohomish County, WA Public Utility District No. 001, (Series 2008A), 3.75% BANs, 8/5/2009	5,042,290
4,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 1.000%, 1/7/2009	4,000,000
23,800,000		Washington State Housing Finance Commission, (Series A) Weekly VRDNs (Eastside Catholic School)/(Key Bank, N.A. LOC), 1.750%, 1/1/2009	23,800,000
		TOTAL	94,837,290
		West Virginia--0.7%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/7/2009	10,500,000
21,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.10% CP (Virginia Electric & Power Co.), Mandatory Tender 4/6/2009	21,500,000
		TOTAL	32,000,000
		Wisconsin--3.1%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 1.450%, 1/1/2009	2,650,000
20,000,000	[2,3]	Wisconsin Health & Educational Facilities Authority, P-Floats (MT-630) Weekly VRDNs (Aurora Health Care, Inc.)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 1.760%, 1/1/2009	20,000,000
21,645,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.250%, 1/1/2009	21,645,000
48,410,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.550%, 1/7/2009	48,410,000
15,500,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Marshfield Clinic, WI)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.250%, 1/1/2009	15,500,000
6,670,000		Wisconsin State HEFA, (Series B), 1.60% TOBs (Aurora Health Care, Inc.)/(U.S. Bank, N.A. LOC), Mandatory Tender 11/13/2009	6,670,000
23,445,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.200%, 1/1/2009	23,445,000
		TOTAL	138,320,000
		TOTAL MUNICIPAL INVESTMENTS–98.5% (AT AMORTIZED COST)[4]	4,408,700,422
		OTHER ASSETS AND LIABILITIES—NET—1.5%[5]	69,598,368
		TOTAL NET ASSETS--100%	$4,478,298,790

Securities that are subject to the federal alternative minimum tax represent 11.7% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2008, these restricted securities amounted to $542,061,568, which represented 12.1% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At December 31, 2008, these liquid restricted securities amounted to $542,061,568, which represented 12.1% of total net assets.

4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor’s, MIG-1 or VMIG-1 by Moody’s Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At December 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	4,408,700,422
Level 3 – Significant Unobservable Inputs	---
Total	$4,408,700,422

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB(s)	--Economic Development Revenue Bond(s)
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificate
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009